32. RESEARCH AND DEVELOPMENT COSTS (Details Narrative) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Research And Development Costs Details Narrative
Research and development costs	R$ 52.0	R$ 200.2	R$ 227.3